Basis of Accounting	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of Accounting

2. BASIS OF ACCOUNTING

These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements are approved and authorized for issuance on behalf of the Company’s board of directors on April 9, 2026.

Refer to Note 5 for details of the Group’s significant accounting policies.

Disclosures in respect of the years ended December 31, 2025 and 2024 are presented as have been previously reported.

Going Concern Assumption and Financial Position

Going concern

The accompanying consolidated financial statements of the Group have been prepared under the going concern assumption. This basis of presentation presumes that the Group will continue its operations for a period of at least twelve months from the issuance date of these financial statements, and that it will be able to realize assets and discharge liabilities in the ordinary course of business. Additional details are provided below.

Wallbox has historically incurred net losses and significant cash outflows from operating activities, reflecting its investment in the development of electric vehicle charging solutions and the establishment of commercial operations globally. For the fiscal year ended December 31, 2025, the Group recorded a consolidated net loss of Euros 103,195 thousand and net cash generated in operations of Euros 9,999 thousand. As of December 31, 2025, the Group had an accumulated deficit and capital reduction reserves for a negative net amount of Euros 131,886 thousand and negative total equity of Euros (31,461) thousand. The Group held Euros 9,579 thousand in cash, cash equivalents, and financial investments as of year-end.

The Group has financed its operations through a combination of bank loans and equity issuances. As of December 31, 2025, total borrowings amounted to Euros 164,666 thousand (compared to Euros 198,469 as of December 31, 2024). Some of these borrowings are subject to financial covenants.

Due to the refinancing process currently being undertaken by the Group, as further detailed below, and following the standstill agreement with the main lending banks, compliance with financial covenants has been suspended until the execution of the final financial agreement, except for a loan with a drawn amount as at December 31, 2025 of Euro 11,250 thousand, which is classified as current loans and borrowings and is currently under negotiation with the lending bank.

Financing

On November 11, 2024, the Group entered into a framework agreement with several financial institutions providing an 18-month grace period on debt repayments. Additionally, as part of the agreement, the financial institutions committed to maintaining the short-term financing agreements (credit lines) in force at least until June 30, 2026 with a limit of Euro 84.2 million.

On April 8, 2025, all remaining financial institutions adhered to the framework agreement, formalizing the grace period and waiving original financial covenant requirements for 2025, but setting a new requirement of minimum cash of Euro 35 million, amongst other conditions. This requirement was then waived in June 2025 for the remaining duration of the agreement.

Additionally, the Group started a debt restructuring process with the aim to renew the capital structure. In this regard, on October 9, 2025, the Group, together with certain of its subsidiaries, reached a standstill agreement (the “SS Agreement”) with the majority of its banking pool, to provide a stable framework to facilitate a long-term solution to the capital structure of the Company and its subsidiaries (the "Long Term Capital Structure"). By virtue of the Agreement, the majority lenders, among other things: (i) give formal effect to certain waivers and consents previously provided to Wallbox, (ii) agree to temporarily suspend payments of principal and interest until December 9, 2025, or until the Long Term Capital Structure is effectively implemented, whichever occurs first and (iii) expressly anticipate the possibility of certain breaches (including payment defaults) occurring during its term and accept mechanisms to manage such events as part of the Long Term Capital Structure discussions. On December 23, 2025, the Company extended the term of the SS Agreement, with substantially all terms remaining in full force and effect, through January 31, 2026. The Participating Lenders then agreed to further extend the term of the Agreement through March 31, 2026, with all other terms remaining in full force and effect to facilitate the completion of the negotiations and the filing of the restructuring plan.

In the framework of the above process, on December 1, 2025, the Group reached a non-binding indicative commercial agreement (the “Commercial Agreement”) with the majority lenders and its major shareholders, which contemplates an extension of debt maturities and a proposed liquidity injection of €22.5 million through a combination of debt and equity, to provide a renewed capital structure for the Group.

As part of this process, in December 2025 the Company and certain of its subsidiaries submitted a formal communication to initiate negotiations with its lenders and other creditors before the Spanish courts under the applicable legal framework to facilitate the execution of the restructuring plan. On March 4, 2026, the court authorized an extension of the negotiation period for up to additional three months

On April 8, 2026, the Commercial Agreement was signed together with the restructuring plan and binding offers from shareholders for the additional equity raise of €10.6 million. The Spanish restructuring plan will be filed in the coming days for judicial approval in accordance with applicable Spanish law.

The Commercial Agreement effectively restructures existing loans and borrowings and includes a long-term debt facility structured in two tranches: 1) a €57.6 million syndicated term loan featuring a back-loaded amortization schedule, beginning with limited quarterly payments in the third quarter of 2026 that scale gradually through 2030; and 2) a €69.1 million bullet instrument maturing in December 2030 with “payment in kind” interest to preserve immediate cash position. The Agreement also includes a €42.8 million syndicated working capital line maturing in December 2028 and including two successive automatic 12-month extensions to support operational scaling and new debt of €12.5 million for trade commitments. No covenants have been established. The restructuring plan also provides for the rescheduling of approximately €12.1 million ("New Money") of trade payables, which will be settled through quarterly installments, with full settlement expected by 30 June 2030.

All restructured financial debt pursuant to the restructuring plan and the New Money will share a single, common security package (the “New Security”) with such arrangements to be reflected in an intercreditor agreement that forms part of the restructuring plan. The New Security will consist of first demand guarantees from the key Group companies, pledges over 100 per cent of the shares in the Group’s main operating subsidiaries, security over core intellectual property, material commercial contracts and, in the case of Wallbox USA, stock, and pledges over key bank accounts and intercompany loans. In practice, this means that substantially all the Group’s material operating entities, shareholdings, cash balances, intellectual property and intragroup receivables within the scope of the restructuring plan will be pledged on a pari passu basis in favor of all secured financial creditors following implementation of the restructuring plan.

In addition, following the Effective Date and once Chargers has been transformed into a Spanish public limited liability company, Chargers will issue warrants or equivalent instruments convertible into Chargers’ shares (the “Chargers Warrants”) in favor of the Financial Creditors as an enforcement mechanism that may be exercised in the event of an acceleration under the Term Loan Framework Agreement, the Revolving Facilities Framework Agreement and the agreements comprising the New Money.

On April 8, 2026, the Company entered into a bridge loan agreement with ORILLA ASSET MANAGEMENT, S.L., INVERSIONES FINANCIERAS PERSEO, S.L., AM GESTIÓ, S.L., CONSILIUM, S.L. and ANANGU GRUP, S.L., for an aggregate principal amount of EUR 5,650,000. The due date will be the date of the aforementioned capital increase or, at the latest, October 8, 2026.

Likewise, on the same date, WALL BOX CHARGERS, S.L.U. entered into a bridge loan agreement with the Company’s major lenders for an aggregate principal amount of €5.35 million. The due date will be when the restructuring plan formally comes into effect (once the judicial approval has been obtained).

Liquidity Forecast

Management has prepared detailed business and liquidity plans, including financial forecasts extending through at least the second quarter of 2027, which demonstrate the Company’s ability to meet its operational and financial obligations as they fall due, assuming that the restructuring plan described above is judicially approved.

These plans incorporate a number of key assumptions regarding revenue growth (sales volumes), gross margin performance driven by product mix and cost efficiencies, operating expense management, working capital optimization driven by inventory reduction, as well as, renewing the debt structure as per the debt restructuring plan described above.

While management believes the assumptions underlying the forecasts are reasonable and that the Company has a credible plan to execute its strategy, there remains an inherent material uncertainty in relation to the achievement of forecasted operating cashflows, as well as in relation to the judicial approval of the Spanish restructuring plan. A significant deviation from the business plan, or the inability to execute the restructuring plan, could cast significant doubt on the Company’s ability to continue as a going concern. Notwithstanding these uncertainties, based on current forecasts and available resources, management has concluded that the going concern basis of accounting remains appropriate for the preparation of these consolidated financial statements.

The financial statements do not contain any adjustment that would result if the Group were unable to continue as a going concern.

Basis of measurement

These consolidated financial statements have been prepared primarily on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

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financial assets related to investment (see Note 12), which are measured at fair value through other comprehensive income (FVTOCI);
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financial investments related to investment funds with financial institutions (see Note 12), which are measured at fair value through profit or loss (FVTPL); and
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the derivative warrant liabilities (see Note 12) and the contingent consideration related to the business acquisitions, which are measured at fair value through profit or loss (FVTPL).

Basis of consolidation

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2025. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has the following:

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Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
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Exposure, or rights, to variable returns from its involvement with the investee.
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The ability to use its power over the investee to affect its returns.
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Generally, there is a presumption that a majority of voting rights results in control. When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
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The contractual arrangement(s) with the other vote holders of the investee.
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Rights arising from other contractual arrangements.
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The Group’s voting rights and potential voting rights.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. The consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the statement of profit or loss. Any investment retained when the group loses control is recognized at fair value.

Functional and presentation currency

These consolidated financial statements are presented in Euros, which is also the Parent Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.

Limitations on the distribution of dividends

Once the appropriations required by law or the by-laws of the Parent Company have been made, dividends may only be distributed with a charge to freely distributable reserves, provided that equity is not reduced to an amount below share capital. Profit recognized directly in equity cannot be distributed, either directly or indirectly. In the event of prior years’ losses causing the Company’s equity to be lower than share capital, profit will be used to offset these losses.

In accordance with Dutch law, the foreign currency translation reserve as shown on the face of the consolidated statement of financial position is not freely distributable. Furthermore, a free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2025 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 31,393 thousand (2024: Euros 66,308 thousand) as further detailed in Note 10.